FAIR VALUE MEASUREMENTS - Subsequent measurement on changes in fair value of warrant liabilities (Details) - USD ($)	5 Months Ended	7 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2020	Jul. 30, 2020
Warrant Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on July 30, 2020			$ 18,002,000
Change in fair value		$ 7,487,000
Fair value, ending	$ 25,489,000	25,489,000
Public Warrant | Fair Value, Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on July 30, 2020				$ 11,300,000
Change in fair value	11,270,000
Fair value, ending	16,000,000	16,000,000
Public Warrant | Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, ending	15,985,000	15,985,000
Public Warrant | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on July 30, 2020			11,270,000
Change in fair value		4,715,000
Private Placement Warrants | Fair Value, Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on July 30, 2020				$ 6,700,000
Fair value, ending	9,100,000	9,100,000
Private Placement Warrants | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on July 30, 2020			$ 6,732,000
Change in fair value		2,772,000
Fair value, ending	$ 9,504,000	$ 9,504,000